Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended
		Jun. 13, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes (No Load)
Average Annual Return, Percent	[1]		25.86%	12.33%	3.80%
Performance Inception Date	[1]	Dec. 27, 2010
Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions (No Load)
Average Annual Return, Percent	[1]		25.28%	11.84%	3.16%
Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares (No Load)
Average Annual Return, Percent	[1]		15.63%	9.71%	2.71%
A Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		A Class (Return before Taxes (with load synthetic))
Average Annual Return, Percent	[1]		18.70%	10.77%	2.96%
Performance Inception Date	[1]	May 18, 2011
C Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		C Class (Return before Taxes (with load synthetic))
Average Annual Return, Percent	[1]		35.56%	11.21%	2.77%
Performance Inception Date	[1]	Apr. 02, 2012
Alerian MLP Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Alerian MLP Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[1],[2]		24.41%	15.56%	3.67%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[1]		25.02%	14.53%	13.10%

[1]	The Fund offers multiple classes of shares. A Class shares of the Predecessor Fund commenced operations on May 18, 2011. C Class shares of the Predecessor Fund commenced operations on April 2, 2012. Institutional Class shares of the Predecessor Fund commenced operations on December 27, 2010. The performance figures for A Class and C Class include the performance for the Institutional Class for the periods prior to the start date of each such Class adjusted for the higher expenses applicable to A Class and C Class shares.
[2]	The Alerian MLP Index is a composite of energy Master Limited Partnerships.